Income Taxes [Tables]	12 Months Ended
Mar. 31, 2011
Income Taxes (Tables) [Abstract]
Sources of income (loss) from continuing operations before income taxes and equity in earnings of affiliated companies

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Income (loss) before income taxes and equity in earnings of affiliated companies:
Domestic	¥68,682	¥(35,965)	¥5,426	$827,494
Foreign	151,127	100,944	123,356	1,820,807

	¥219,809	¥64,979	¥128,782	$2,648,301

Income taxes:
Current—
Domestic	¥15,391	¥5,254	¥22,854	$185,434
Foreign	42,532	27,468	37,657	512,433

	57,923	32,722	60,511	697,867

Deferred—
Domestic	4,885	(6,272)	(17,008)	58,856
Foreign	1,898	(1,086)	(1,210)	22,867

	6,783	(7,358)	(18,218)	81,723

Total	¥64,706	¥25,364	¥42,293	$779,590

Total income taxes recognized

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Income before income taxes and equity in earnings of affiliated companies	¥64,706	¥25,364	¥42,293	$779,590
Other comprehensive income(loss):
Foreign currency translation adjustments	(493)	(292)	(548)	(5,940)
Net unrealized holding gains(losses) on securities available for sale	1,323	3,980	(10,185)	15,940
Pension liability adjustments	(1,456)	1,843	(3,855)	(17,542)
Net unrealized holding gains(losses) on derivative instruments	(78)	886	(884)	(940)

Total income taxes	¥64,002	¥31,781	¥26,821	$771,108

Temporary differences and tax loss carryforwards

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Deffered tax assets:
Allowances provided, not yet recognized for tax	¥3,944	¥3,332	$47,518
Accrued expenses	48,737	43,835	587,193
Property, plant and equipment	13,402	13,289	161,470
Inventories	7,517	8,551	90,566
Net operating loss carryforwards	37,095	51,543	446,928
Research and development expenses	557	690	6,711
Other	24,044	31,536	289,687

Total gross deffered tax assets	135,296	152,776	1,630,073

Less valuation allowance	(36,690)	(49,081)	(442,048)

Total deffered tax assets	¥98,606	¥103,695	$1,188,025

Deffered tax liabilities:
Unrealized holding gains on securities available for sale	¥9,972	¥7,829	$120,145
Deferral of profit from installment sales	27	104	325
Property, plant and equipment	12,917	11,519	155,627
Intangible assets	17,503	17,503	210,880
Undistributed earnings of foreign subsidiaries and affiliated companies accounted for by the equity method	5,092	3,847	61,349

Total deffered tax liabilities	¥45,511	¥40,802	$548,326

Total deffered tax assets	¥53,095	¥62,893	$639,699

Net deferred tax assets and liabilities

			Thousand of
	Millions of yen		U.S. dollars
	2011	2010	2011
Deferred income taxes and other current assets	¥55,953	¥43,390	$674,132
Deferred income taxes and other assets	15,117	36,467	182,133
Deferred income taxes and other current liabilities	(380)	(128)	(4,578)
Deferred income taxes and other liabilities	(17,595)	(16,836)	(211,988)

	¥53,095	¥62,893	$639,699

Differences between the Japanese statutory tax rates and the effective tax rates

	2011	2010	2009
Japanese statutory tax rate	40.8%	40.8%	40.8%
Increase (decrease) in tax rates resulting from:
Change in valuation allowance	(4.5)	25.2	7.1
Expenses not deductible for tax purposes	1.5	6.8	2.9
Realization of tax benefits on operating losses of subsidiaries	(0.4)	(0.8)	(1.4)
Income of foreign subsidiaries taxed at lower than Japanese normal rate	(8.3)	(22.6)	(11.3)
Tax credit for research and development expenses	(1.3)	—	(0.7)
Realization of loss for investment in a subsidiary	—	(10.2)	—
Other, net	1.6	(0.2)	(4.6)

Effective tax rate	29.4%	39.0%	32.8%

Period available to offset future taxable income varies in each tax jurisdiction

Year ending March 31, 2011	Millions of yen
Within 5 years	¥43,415
6 to 20 years	36,632
Indefinite periods	14,550

Total	¥94,597